Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended			48 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Income Tax Examination [Line Items]
Effective income tax rate	41.48%	60.61%	(6.71%)
Deferred tax liabilities	$ 21.0	$ 22.1		$ 21.0
Income / (loss) before income taxes	(140.3)	(56.1)	$ 274.4
Valuation allowance, deferred tax asset, increase (decrease), amount	34.3
Deferred tax assets, valuation allowance	164.7	130.4		164.7
Unrecognized tax benefits, interest and penalties	0.1	1.1	0.5
Reduction in tax positions of prior years	1.4	9.5
Unrecognized tax benefits, including interest and penalties, at January 1,	1.9	$ 3.2	$ 11.3	1.9
BERMUDA
Income Tax Examination [Line Items]
Income / (loss) before income taxes				301.7
Paragon Offshore Enterprise Ltd
Income Tax Examination [Line Items]
Income / (loss) before income taxes	96.1
Deferred tax assets, valuation allowance	96.1			96.1
His Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Reduction in income tax provision, valuation allowance	9.1			9.1
Valuation allowance, deferred tax asset, increase (decrease), amount	(7.2)
Office of the Tax Commissioner, Bermuda
Income Tax Examination [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount	45.2
Deferred tax assets, valuation allowance	$ 45.2			$ 45.2